Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 — INCOME TAXES

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	$686,905	$388,575
Total deferred tax assets	686,905	388,575
Valuation allowance	(686,905)	(388,575)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$1,177,463	$823,991
Deferred	(298,330)	(388,575)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	298,330	388,575
Income tax provision	$1,177,463	$823,991

As of December 31, 2023 and 2022, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $298,330 and $388,575, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
Meals & entertainment	0.00%	4.45%
Business combination expenses	0.24%	0.00%
Fines and penalties	0.75%	0.00%
Change in valuation allowance	7.46%	22.71%
Income tax provision	29.45%	48.16%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.